ProShares Equities for Rising Rates ETF Average Annual Total Returns			12 Months Ended		43 Months Ended		60 Months Ended		89 Months Ended
		May 30, 2025	Dec. 31, 2024		Dec. 31, 2024	[2]	Dec. 31, 2024		Dec. 31, 2024
Nasdaq U.S. Large Cap Equities for Rising Rates Index[Member]
Prospectus [Line Items]
Average Annual Return, Percent	[1]		8.50%				8.40%		7.69%
Nasdaq-100® Index[Member]
Prospectus [Line Items]
Average Annual Return, Percent			25.88%	[1]	14.57%		20.15%	[1]	19.58%	[1]
Nasdaq Composite Index[Member]
Prospectus [Line Items]
Average Annual Return, Percent			29.57%	[1],[3],[4]	11.69%	[3]	17.47%	[1],[4]	17.00%	[1],[4]
None
Prospectus [Line Items]
Average Annual Return, Percent			8.09%				8.03%		7.29%
Performance Inception Date		Jul. 24, 2017
None | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent			7.55%				7.41%		6.71%
None | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent			5.18%				6.22%		5.71%

[1]	Reflects no deduction for fees, expenses or taxes. Adjusted to reflect the reinvestment of dividends paid by issuers in the Index. “Since Inception” returns are calculated from the date the Fund commenced operations, not the date of inception of the Index.
[2]	Reflects no deduction for fees, expenses or taxes. Adjusted to reflect the reinvestment of dividends paid by issuers in the Index. “Since Inception” returns are calculated from the date the Fund commenced operations, not the date of inception of the Index.
[3]	After the close of business on November 13, 2024, the Fund’s broad-based securities market index was changed from the Nasdaq-100 Index to the Nasdaq Composite Index to provide a broader measure of performance for comparative purposes.
[4]	After the close of business on November 13, 2024, the Fund’s broad-based securities market index was changed from the Nasdaq-100 Index to the Nasdaq Composite Index to provide a broader measure of performance for comparative purposes.